Regulatory Requirements (Tables)	12 Months Ended
Mar. 31, 2024
Regulatory Requirements [Abstract]
Schedule of Capital Requirements	Capital requirements as of March 31, 2024
	Minimum Regulatory Capital Requirements	Capital Levels Maintained	Excess Net Capital	Percent of Requirement Maintained
I Win Securities Limited	$383,345	$1,640,332	$1,256,987	428%
I Win Asset Management Limited(1)	12,778	72,452	59,674	567%
Total	$396,123	$1,712,784	$1,316,661	432%
Capital requirements as of March 31, 2023
	Minimum Regulatory Capital Requirements	Capital Levels Maintained	Excess Net Capital	Percent of Requirement Maintained
I Win Securities Limited	$382,167	$771,083	$388,916	202%
I Win Asset Management Limited(1)	12,739	76,306	63,567	599%
Total	$394,906	$847,389	$452,483	215%
(1)	I Win Asset Management Limited is only required to file its regulatory returns in June and December of every year. The capital levels presented above as of March 31, 2024 and 2023, reflects the position as submitted in its regulatory return as of December 2023 and 2022, respectively.